Touchstone Core Municipal Fund Expense Example - Touchstone Core Municipal Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 404
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	900
Expense Example, with Redemption, 10 Years	1,637
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,577
Expense Example, with Redemption, 10 Years	3,497
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,554
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 949